<		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2007

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, July 16, 2007

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      375     9030 SH       Sole                     9030
Anadarko Petroleum             COM              032511107    12540   241200 SH       Sole                   241200
Bayou Bend Petroleum           COM              073014102     1832   825000 SH       Sole                   825000
Consol Energy, Inc.            COM              20854P109    18907   410050 SH       Sole                   410050
Ecolab Inc.                    COM              278865100    12268   287300 SH       Sole                   287300
Exelon Corp.                   COM              30161N101      116     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104    13131   313700 SH       Sole                   313700
Gardner Denver, Inc.           COM              365558105    15344   360600 SH       Sole                   360600
General Electric Co            COM              369604103       88     2300 SH       Sole                     2300
Goldcorp Inc.                  COM              380956409    10689   451200 SH       Sole                   451200
Hathor Exploration             COM              419018106      779   660000 SH       Sole                   660000
Henry Schein Inc.              COM              806407102    17653   330400 SH       Sole                   330400
Japan Small Cap. Fd            COM              47109U104     8496   750500 SH       Sole                   750500
Johnson & Johnson              COM              478160104    11199   181750 SH       Sole                   181750
Linear Technology              COM              535678106    19863   549000 SH       Sole                   549000
Mettler-Toledo Int'l           COM              592688105    17657   184868 SH       Sole                   184868
Paychex, Inc.                  COM              704326107    11587   296200 SH       Sole                   296200
Portfolio Recovery             COM              73640Q105    18279   304550 SH       Sole                   304550
Robert Half Int'l              COM              770323103    14427   395250 SH       Sole                   395250
St. Mary Land & Exp.           COM              792228108    33678   919650 SH       Sole                   919650
Sysco Corp.                    COM              871829107    14865   450600 SH       Sole                   450600
Tapango Resources              COM              875932105       73   100000 SH       Sole                   100000
Thompson Creek Mtls            COM              884768102     1130    75000 SH       Sole                    75000
Walgreen Co.                   COM              931422109    17237   395900 SH       Sole                   395900
Waters Corporation             COM              941848103    16122   271598 SH       Sole                   271598